Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial Assets Measured on Recurring Basis

	As at December 31, 2023
	Level 1	Level 2	Level 3	Total
	($ in millions)
Available for sale financial assets, at fair value
U.S. government	$1,202.6	$—	$—	$1,202.6
U.S. agency	—	7.2	—	7.2
Municipal	—	128.1	—	128.1
Corporate	—	1,959.3	—	1,959.3
Non-U.S. government-backed corporate	—	100.7	—	100.7
Non-U.S. government	200.4	73.4	—	273.8
Agency commercial mortgage-backed	—	5.8	—	5.8
Agency residential mortgage-backed	—	445.1	—	445.1
Total fixed income securities available for sale, at fair value	1,403.0	2,719.6	—	4,122.6
Short-term investments available for sale, at fair value	86.7	6.9	—	93.6
Privately-held investments available for sale, at fair value	—	—	14.9	14.9
Held for trading financial assets, at fair value
U.S. government	245.5	—	—	245.5
Municipal	—	3.1	—	3.1
Corporate	—	171.5	—	171.5
Non-U.S. government-backed corporate	—	8.3	—	8.3
High yield loans	—	92.1	—	92.1
Non-U.S. government	13.0	21.8	—	34.8
Asset-backed	—	908.2	—	908.2
Agency mortgage-backed	—	22.2	—	22.2
Total fixed income securities trading, at fair value	258.5	1,227.2	—	1,485.7
Short-term investments trading, at fair value	0.2	1.9	—	2.1
Catastrophe bonds trading, at fair value	—	1.6	—	1.6
Privately-held investments trading, at fair value	—	—	475.0	475.0
Other investments (1)	—	—	—	209.3

Other financial assets and liabilities, at fair value
Derivative assets — foreign exchange contracts	—	31.7	—	31.7
Derivative liabilities — foreign exchange contracts	—	(9.3)	—	(9.3)
Derivative liabilities — loss portfolio transfer (2)	—		(16.5)	(16.5)
Total	1,748.4	3,979.6	473.4	6,410.7
________________
(1)Other investments represents our investments in investment funds operating strategies in real estate, infrastructure and lending and are measured at fair value using the net asset value per share practical expedient. As a result the investments are not classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the funds is subject to restrictions as detailed in Note 21(a), “Commitments and Contingent Liabilities.”
(2)The loss portfolio transfer contract includes a funds withheld arrangement that provides variable interest expense based on Aspen’s investment performance. As a result, the funds withheld arrangement is considered an embedded derivative and accounted for as an option-based derivative.

	At December 31, 2022
	Level 1	Level 2	Level 3	Total
	($ in millions)
Available for sale financial assets, at fair value
U.S. government	$953.0	$—	$—	$953.0
U.S. agency	—	8.8	—	8.8
Municipal	—	149.5	—	149.5
Corporate	—	1,845.0	—	1,845.0
Non-U.S. government-backed corporate	—	110.4	—	110.4
Non-U.S. government	145.3	68.3	—	213.6
Non-agency commercial mortgage-backed	—	5.6	—	5.6
Agency mortgage-backed	—	502.7	—	502.7
Total fixed income securities available for sale, at fair value	1,098.3	2,690.3	—	3,788.6
Short-term investments available for sale, at fair value	51.9	0.1	—	52.0
Held for trading financial assets, at fair value
U.S. government	261.6	—	—	261.6
Municipal	—	3.6	—	3.6
Corporate	—	162.1	—	162.1
Non-U.S. government-backed corporate	—	11.6	—	11.6
High yield loans	—	88.3	—	88.3
Non-U.S. government	10.6	19.8	—	30.4
Asset-backed	—	896.5	—	896.5
Agency mortgage-backed	—	21.4	—	21.4
Total fixed income securities trading, at fair value	272.2	1,203.3	—	1,475.5
Short-term investments trading, at fair value	6.3	—	—	6.3
Catastrophe bonds trading, at fair value	—	2.9	—	2.9
Privately-held investments	—	—	533.0	533.0
Other investments (1)	—	—	—	221.3

Other financial assets and liabilities, at fair value
Derivative assets — foreign exchange contracts	—	56.2	—	56.2
Derivative liabilities — foreign exchange contracts	—	(3.2)	—	(3.2)
Derivative liabilities — loss portfolio transfer(2)	—	—	(31.7)	(31.7)
Total	$1,428.7	$3,949.6	$501.3	$6,100.9
________________
(1)Other investments represents our investments in investment funds operating strategies in real estate, infrastructure and lending and are measured at fair value using the net asset value per share practical expedient. As a result the investments are not classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the funds is subject to restrictions as detailed in Note 21(a), “Commitments and Contingent Liabilities.”
(2)The loss portfolio transfer contract includes a funds withheld arrangement that provides variable interest expense based on Aspen’s investment performance. As a result, the funds withheld arrangement is considered an embedded derivative and accounted for as an option-based derivative.
Fair Value, Measured on a Recurring Basis, Gain (Loss) Included in Earnings

Twelve Months Ended December 31, 2023	Balance at beginning of year	Purchases and issuances	Transfers in	Transfers (out)	Settlements and sales	Increase/(decrease) in fair value included in net income(1) / OCI(2)	Balance at end of year	Change in unrealized gains (losses) relating to assets held at end of year (1) (2)
Assets
Privately-held investments — available for sale
Asset-backed securities	$—	$14.7	$—	$—	$—	$0.2	$14.9	$0.2
Privately-held investments — trading
Commercial mortgage loans	$312.1	$40.6	$—	$—	$(61.5)	$(16.3)	$274.9	$(17.9)
Middle market loans and other private debt	106.9	18.3	—	—	(41.9)	1.5	84.8	0.5
Asset-backed securities	66.8	21.9	5.3	(5.5)	(7.6)	2.0	82.9	1.7
Global corporate securities	15.0	—	—	—	(0.4)	(0.2)	14.4	(0.2)
Equity securities	6.6	—	—	(6.6)	—	—	—	—
Short-term investments	25.6	18.2	—	—	(25.8)	—	18.0	—
Total Level 3 assets	$533.0	$113.7	$5.3	$(12.1)	$(137.2)	$(12.8)	$489.9	$(15.7)

Liabilities
Derivative liabilities — loss portfolio transfer	$(31.7)	$—	$—	$—	$—	$15.2	$(16.5)	$15.2
Total Level 3 liabilities	$(31.7)	$—	$—	$—	$—	$15.2	$(16.5)	$15.2

Twelve Months Ended December 31, 2022
Assets
Privately-held investments — trading
Commercial mortgage loans	$211.5	$215.7	$—	$—	$(113.1)	$(2.0)	$312.1	$(0.5)
Middle market loans and other private debt	65.3	61.8	—	—	(19.3)	(0.9)	106.9	(2.1)
Asset-backed securities	26.7	54.5	—	—	(12.6)	(1.8)	66.8	(2.0)
Global corporate securities	—	15.1	—	—	—	(0.1)	15.0	—
Equity securities	3.6	5.5	—	—	(2.4)	(0.1)	6.6	—
Short-term investments	—	25.6	—	—	—	—	25.6	—
Total Level 3 assets	$307.1	$378.2	$—	$—	$(147.4)	$(4.9)	$533.0	$(4.6)

Liabilities
Derivative liabilities — loss portfolio transfer	$—	$(17.2)	$—	$—	$—	$(14.5)	$(31.7)	$—
Total Level 3 liabilities	$—	$(17.2)	$—	$—	$—	$(14.5)	$(31.7)	$—
______________
(1)Increases/(decreases) in the fair value of privately-held investments - trading are included in realized and unrealized investment losses in the consolidated statements of operations and other comprehensive (loss). Increases/(decreases) in the fair value of derivative liabilities - loss portfolio transfer are included within change in fair value of derivatives in the consolidated statements of operations and other comprehensive (loss).
(2)Increases/(decreases) in the fair value of privately-held investments - available for sale are included in other comprehensive income (“OCI”).

Fair Value Inputs, and Valuation Techniques

At December 31, 2023	Fair Value Level 3	Valuation Techniques	Unobservable (U) inputs	Ranges			Weighted Average
	($ in millions)
Privately-held investments — Trading
Commercial mortgage loans	$274.9	Discounted cash flow	Discount rate	3.8%	–	20.0%	7.7%
Middle market loans and other private debt	84.8	Discounted cash flow	Discount rate	7.7%		18.5%	11.0%
Asset-backed securities	82.9	Discounted cash flow	Discount rate	5.9%	–	9.7%	7.0%
Global corporate securities	14.4	Discounted cash flow	Discount rate	6.6%	–	6.6%	6.6%
Short-term investments	18.0	Discounted cash flow	Discount rate	9.3%		18.5%	9.3%
Privately-held investments — Available for sale
Asset-backed securities	14.9	Transaction value	n/a	n/a		n/a	n/a

Total	$489.9